Tax - Summary of Unrecognized Deferred Tax Based on Expiry Date (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unrecognised deferred tax position [line items]
Unrecognised deferred tax	$ 181	$ 171
2020 [Member]
Unrecognised deferred tax position [line items]
Gross carrying amount	2
2021 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	31	28
Unrecognised deferred tax	6	6
2022 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	10	10
Unrecognised deferred tax	2	2
2023 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	2	1
2024 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	4	4
Unrecognised deferred tax	1
2025 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	91	92
Unrecognised deferred tax	20	21
After 2025 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	24	46
Unrecognised deferred tax	$ 17	$ 3